Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Capital Stock and Additional Paid-In Capital [Member]	Treasury Stock [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 02, 2013	$ 9,460	$ 2,431	$ (234)	$ 7,267	$ (4)
Net income (loss)	(5,873)			(5,873)
Other comprehensive income (loss)	(4)				(4)
Ending Balance at Mar. 01, 2014	3,625	2,418	(179)	1,394	(8)
Shares issued:
Exercise of stock options	3	3
Stock-based compensation	68	68
Income tax deficiency from share-based compensation	(13)	(13)
Payments for Repurchase of Common Stock	0
Purchase of treasury stock	16		(16)
Treasury stock vested		(71)	(71)
Net income (loss)	(304)			(304)
Other comprehensive income (loss)	(15)				(15)
Ending Balance at Feb. 28, 2015	3,431	2,444	0	1,010	(23)
Shares issued:
Exercise of stock options	6	6
Stock-based compensation	50	50
Income tax benefit from share-based compensation	8	8
Sale of Treasury Stock			141
Sale of treasury stock, recorded against retained earnings				80
Payments for Repurchase of Common Stock	0
Proceeds from Sale of Treasury Stock	61
Treasury stock vested		(38)	(38)
Net income (loss)	(208)			(208)
Other comprehensive income (loss)	15				15
Ending Balance at Feb. 29, 2016	3,208	2,448	$ 0	768	$ (8)
Shares issued:
Exercise of stock options	3	3
Stock-based compensation	60	60
Income tax deficiency from share-based compensation	(1)	(1)
Share repurchases		(59)
Stock repurchased and charged against retained earnings	34			$ (34)
Payments for Repurchase of Common Stock	(93)
Employee share purchase plan	1	$ 1
Proceeds from Sale of Treasury Stock	$ 0